SUPPLEMENT DATED FEBRUARY 28, 2001
                              TO THE PROSPECTUS OF
                       TEMPLETON INTERNATIONAL FUND, INC.
                              dated August 1, 2000

I. The section "Management" on page 9 is replaced with the following:
        MANAGEMENT
------------------------------------------------------------------------


        Templeton Global Advisors Limited (Global Advisors), Lyford Cay, Nassau, Bahamas, is the Fund's investment manager. Together, Global Advisors and its affiliates manage over $226 billion in assets.

        The Fund's lead portfolio manager is:
        Dale A. Winner CFA, VICE PRESIDENT OF GLOBAL ADVISORS
        Mr. Winner has been a manager of the Fund since January 2001. He joined Franklin Templeton Investments in 1995.

        The following individuals have secondary portfolio management responsibilities:

        Jeffrey A. Everett CFA, EXECUTIVE VICE PRESIDENT OF GLOBAL ADVISORS Mr. Everett has been a manager of the Fund since 1996. He joined Franklin Templeton Investments in 1989.

        George Morgan CFA, PORTFOLIO MANAGER OF GLOBAL ADVISORS
        Mr. Morgan has been a manager of the Fund since January 2001. He joined Franklin Templeton Investments in 1995.

        The Fund pays Global Advisors a fee for managing the Fund's assets. For the fiscal year ended March 31, 2000, the Fund paid 0.75% of its average daily net assets to the manager for its services.

                Please keep this supplement for future reference.
>



                       SUPPLEMENT DATED FEBRUARY 28, 2001
                              TO THE PROSPECTUS OF
                TEMPLETON INTERNATIONAL FUND, INC.- ADVISOR CLASS
                              dated August 1, 2000

I. The section "Management" on page 9 is replaced with the following:
       MANAGEMENT
------------------------------------------------------------------------

       Templeton Global Advisors Limited (Global Advisors), Lyford Cay, Nassau, Bahamas, is the Fund's investment manager. Together, Global Advisors and its affiliates manage over $226 billion in assets.

       The Fund's lead portfolio manager is:

       Dale A. Winner CFA, VICE PRESIDENT OF GLOBAL ADVISORS
       Mr. Winner has been a manager of the Fund since January 2001. He joined Franklin Templeton Investments in 1995.

       The following individuals have secondary portfolio management responsibilities:

       Jeffrey A. Everett CFA, EXECUTIVE VICE PRESIDENT OF GLOBAL ADVISORS
       Mr. Everett has been a manager of the Fund since 1996. He joined Franklin Templeton Investments in 1989.

       George Morgan CFA, PORTFOLIO MANAGER OF GLOBAL ADVISORS
       Mr. Morgan has been a manager of the Fund since January 2001. He joined Franklin Templeton Investments in 1995.

       The Fund pays Global Advisors a fee for managing the Fund's assets. For the fiscal year ended March 31, 2000, the Fund paid 0.75% of its average daily net assets to the manager for its services.

               Please keep this supplement for future reference.>